UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-269194-05

Central Index Key Number of the issuing entity: 0002095374

Volkswagen Auto Loan Enhanced Trust 2025-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-269194

Central Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733

VW Credit, Inc.

Jodi Jay, (703) 251-5181

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File (Schedule AL for a $856,105,314.66 pool of receivables)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Volkswagen Auto Lease/Loan Underwritten Funding, LLC
(Depositor)

Date: November 12, 2025	By:	/s/ Jens Schreiber
	Name:	Jens Schreiber
	Title:	Treasurer

Date: November 12, 2025	By:	/s/ Steven Pramuka
	Name:	Steven Pramuka
	Title:	Assistant Treasurer